TRANSAMERICA FUNDS

Transamerica Inflation-Protected
Securities

Supplement to the Currently Effective
Class R, Class R4 and Class I3
Prospectus,
Summary Prospectus and Statement of
Additional Information


Effective at the close of business on
June 29, 2018, Transamerica Asset
Management, Inc. ("TAM") will terminate
its investment
sub-advisory agreement with BlackRock
Financial Management, Inc.
("BlackRock") with respect to
Transamerica Inflation-Protected
Securities (the "fund") and will enter
into a new investment sub-advisory
agreement with PineBridge Investments
LLC ("PineBridge")
with respect to the fund. An
information statement will be made
available to fund shareholders which
will provide certain information
about the new sub-adviser and the terms
of the new sub-advisory agreement.

In connection with the change in sub-
adviser, the fund's principal
investment strategies, principal risks
and portfolio managers will
change. These changes are described
below.

The fund's investment objective and
benchmark index will remain the same.
In addition, TAMwill continue to serve
as the fund's
investment manager for the same
management fee.



Effective at the close of business on
June 29, 2018, the following
informationwill supplement and
supersede any contrary information
contained in the Prospectus, Summary
Prospectus and Statement of Additional
Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The "Principal Investment Strategies"
section included in the Prospectus and
Summary Prospectus is deleted in its
entirety and
replaced with the following:

The fund normally invests primarilyin
inflation-protected securities issued
by the U.S. government, its agencies
and
instrumentalities. The fund also
invests in inflation-protected
securities of U.S. issuers, foreign
governments, and other foreign
issuers. Under normal circumstances,
the fund invests at least 80% of its
net assets (plus the amount of
borrowings, if any, for
investment purposes) in inflation-
protected securities and other
investments with similar economic
characteristics.

In an effort to reduce interest rate
risk and enhance return, the fund may
invest up to 20% of its net assets in
securities not issued
by the U.S. government, its agencies
and instrumentalities. These
investments may include inflation-
linked securities issued by
non-U.S. governments and inflation-
linked securities issued by
corporations. The fund may also invest
in securities that pay
nominal rates of interest (i.e., pay a
rate of interest that is not adjusted
for the rate of inflation), including
U.S. Treasury and
agency securities, non-U.S. government
bonds, corporate bonds, asset-backed
securities, mortgage-backed securities,
high quality,
short-term obligations, and repurchase
agreements. The credit and structured
securities typically benefit from
inflation either by
paying a floating rate of interest or
by the underlying fundamental
correlation to key components of
inflation.

The fund invests primarily in
investment-grade debt securities, but
may also invest in lower quality debt
securities. The fund may
not invest more than 10% of its net
assets inbelow investment-grade debt
securities (commonly referred to as
"junk" bonds).
Investment-grade debt securities carry
a rating of at least BBB from Standard
& Poor's or Fitch or Baa from Moody's
or are of
comparable quality as determined by the
fund's sub- adviser.

The fund seeks to maintain an average
portfolio duration that is within ?20%
of the duration of the Bloomberg
Barclays U.S.
Treasury Inflation Protected Securities
Index, an index of inflation-protected
securities. As of March 31, 2018, the
duration of the
index was 7.61 years. The fund may
invest in securities of any maturity
and securities that are denominated in
U.S. dollars and in
foreign currencies.

The portfolio managers of the fund use
both "top down" and "bottom up"
analysis to determine security and
duration positions for
the fund. Both top-down and bottom-up
approaches rely upon the same
fundamental, valuation and technical
framework for
comprehensive analysis of all factors
which affect asset pricing. These
factors are jointly determined and are
interdependent.
Security sales decisions are driven by
the same criteria as purchase
decisions.


The fund may, but is not required to,
engage in certain investment strategies
involving derivatives, such as options,
futures,
forward currency contracts and swaps,
including, but not limited to, interest
rate or foreign currency transactions,
total return and
creditdefault swaps. These investment
strategies may be employed to either
mitigate risk or generate income.

PRINCIPAL RISKS:

The fund will no longer be subject to
"Dollar Rolls" risk and "Loans" risk
and these risks are removedfrom the
"Principal Risks"
section of the Prospectus and Summary
Prospectus. The following principal
risks are added to the "Principal
Risks" section of the
Prospectus and Summary Prospectus as
principal risks of investing in the
fund:


Convertible Securities - Convertible
securities share investment
characteristics of both fixed income
and equity securities. The
value of these securities may vary more
with fluctuations in the value of the
underlying common stock than with
fluctuations in
interest rates. The value of
convertible securities also may be less
volatile than the underlying common
stock. Convertible
securities generally offer lower
interest or dividend yields than
nonconvertible securities of similar
quality. The fund could lose
money if the issuer of a convertible
security is unable to meet its
financial obligations or goes bankrupt.

Currency Hedging - The fund may hedge
its currency risk using currency
futures, forwards or options. However,
hedging
strategies and/or these instruments may
not always work as intended, and a fund
may be worse off than if it had not
used a
hedging strategy or instrument.

Focused Investing -To the extent the
fund invests in a limited number of
countries, regions, sectors, industries
or market
segments, or in a limited number of
issuers, the fund will be more
susceptible to negative events
affecting those countries, regions,
sectors, industries, segments or
issuers, and the value of its shares
may be more volatile than if invested
more widely. Local
events, such as political upheaval,
financial troubles, or natural
disasters may disrupt a country's or
region's securities markets.
Geographic risk is especially high in
emerging markets.

Hybrid Instruments - Investing in
hybrid instruments involves a
combination of risks, including risks
of investing in securities,
commodities, options, futures, and
currencies. An investment in a hybrid
instrument may entail significant risks
in addition to
those associated with traditional
fixed-income or convertible securities.

Money Market Funds - An investment in a
money market fund is not a bank
deposit, and is not insured or
guaranteed by the
Federal Deposit Insurance Corporation
("FDIC") or any other government
agency. Although money market funds
generally seek
to maintain a stable net asset value of
$1.00 per share, it is possible to lose
money by investing in a money market
fund.

Repurchase Agreements - If the other
party to a repurchase agreement
defaults on its obligation, the fund
may suffer delays and
incur costs or lose money in exercising
its rights under the agreement. If the
seller fails to repurchase the security
and the market
value declines, the fund could lose
money. If the seller becomes insolvent
and subject to liquidation or
reorganization under
applicable bankruptcy or other laws,
the fund's abilityto dispose of the
underlying securities may be
restricted. In addition, if the
fund is characterized by a court as an
unsecured creditor, it would be at risk
of losing some or all of the principal
and interest
involved in the transaction.

Yield - The amount of income received
by the fund will go up or down
depending on day-to-day variations in
short-term interest
rates, and when interest rates are very
low the fund's expenses could absorb
all or a significant portion of the
fund's income.

SUB-ADVISER:

PineBridge has been a registered
investment adviser since 1983. As of
December 31, 2017, PineBridge,
including its affiliates, had
approximately $85.3 billion in total
assets under management. PineBridge's
principal business address is 399 Park
Avenue,
4th Floor, New York, New York 10022.

PORTFOLIO MANAGERS:

Name Sub-Adviser Positions Over Past
Five Years
Roberto Coronado PineBridge Investments
LLC Portfolio Manager of the fund since
2018;
Employee of PineBridge Investments
LLC since 2014; Senior Vice President
and Senior Portfolio Manager of Global
Rates and Investment Grade Fixed
Income
Gunter H. Seeger PineBridge Investments
LLC Portfolio Manager of the fund since
2018;
Employee of PineBridge Investments
LLC since 2009; Senior Vice President,
Senior Portfolio Manager and Research
Analyst, U.S. Rates and Securitized
Products
Robert A. Vanden Assem, CFA PineBridge
Investments LLC Portfolio Manager of
the fund since 2018;
Employee of PineBridge Investments
LLC since 2001; Managing Director and
Head of Developed Markets Investment
Grade Fixed Income


Investors Should Retain this Supplement
for Future Reference
April 27, 2018